Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 855,605	$ 1,613,600
Adjustments for:
Share-based compensation	3,159	6,389
Unrealized foreign exchange loss (gain)	45,073	(1,905)
Exploration and evaluation	30,239	15,212
Depletion and depreciation	587,050	464,580
Impairment reversal	(267,744)	(1,542,414)
Non-cash financing and interest	24,431	19,090
Non-cash other income	(4,009)	(2,857)
Unrealized financial derivatives (gain) loss	(135,471)	103,631
Gain on dispositions	(4,898)	(9,666)
Adjustments for deferred tax expense	31,716	79,968
Asset retirement obligations settled	(18,351)	(6,662)
Change in non-cash working capital	26,072	(26,582)
Cash flows from operating activities	1,172,872	712,384
Financing activities
Decrease in credit facilities	(136,980)	(145,321)
Debt issuance costs	(2,138)	0
Payments on lease obligations	(3,732)	(4,334)
Redemption of long-term notes	(376,589)	(251,969)
Repurchase of common shares	(158,977)	0
Cash flows used in financing activities	(678,416)	(401,624)
Investing activities
Additions to exploration and evaluation assets	(6,359)	(3,298)
Additions to oil and gas properties	(515,183)	(310,005)
Additions to other plant and equipment	(1,148)	(907)
Property acquisitions	(1,352)	(1,557)
Proceeds from dispositions	25,649	7,804
Change in non-cash working capital	9,401	(2,797)
Cash flows used in investing activities	(488,992)	(310,760)
Change in cash	5,464	0
Cash, beginning of year	0	0
Cash, end of year	5,464	0
Supplementary information
Interest paid	84,225	93,114
Income taxes paid	$ 2,303	$ 253